Intangible Assets Other Than Goodwill (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 379,747	$ 379,117
Accumulated Amortization	(197,800)	(187,453)
Net Book Value	181,947	191,664
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(121,028)	(121,028)
Accumulated Amortization	96,421	93,954
Net Book Value	(24,607)	(27,074)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 157,340	$ 164,590